Income Tax - Movements of Deferred Income Tax Assets and Liabilities (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income tax [Line Items]
Recognized in Profit or Loss	$ (28)	$ (176)	$ (218)
Recognized in Other Comprehensive Income	(20)	(451)	(31)
Deferred tax asset [Member]
Income tax [Line Items]
Beginning balance	1,661	2,099	2,197
Recognized in Profit or Loss	142	12	(67)
Recognized in Other Comprehensive Income	(19)	(450)	(31)
Effect of Deconsolidation of Subsidiaries (Note 15)	(2)
Ending balance	1,782	1,661	2,099
Deferred tax asset [Member] | Defined benefit pension plans [Member]
Income tax [Line Items]
Beginning balance	1,045	1,484	1,514
Recognized in Profit or Loss	16	11	1
Recognized in Other Comprehensive Income	(19)	(450)	(31)
Effect of Deconsolidation of Subsidiaries (Note 15)	0
Ending balance	1,042	1,045	1,484
Deferred tax asset [Member] | Allowance for doubtful receivables over quota [Member]
Income tax [Line Items]
Beginning balance	118	143	184
Recognized in Profit or Loss	41	(25)	(41)
Recognized in Other Comprehensive Income	0	0	0
Effect of Deconsolidation of Subsidiaries (Note 15)	0
Ending balance	159	118	143
Deferred tax asset [Member] | Valuation loss on financial assets [Member]
Income tax [Line Items]
Beginning balance	74	45	24
Recognized in Profit or Loss	20	29	21
Recognized in Other Comprehensive Income	0	0	0
Effect of Deconsolidation of Subsidiaries (Note 15)	0
Ending balance	94	74	45
Deferred tax asset [Member] | Impairment loss on assets [Member]
Income tax [Line Items]
Beginning balance	60	60	0
Recognized in Profit or Loss	22	0	60
Recognized in Other Comprehensive Income	0	0	0
Effect of Deconsolidation of Subsidiaries (Note 15)	0
Ending balance	82	60	60
Deferred tax asset [Member] | Valuation loss on inventory [Member]
Income tax [Line Items]
Beginning balance	79	76	105
Recognized in Profit or Loss	1	3	(29)
Recognized in Other Comprehensive Income	0	0	0
Effect of Deconsolidation of Subsidiaries (Note 15)	(2)
Ending balance	78	79	76
Deferred tax asset [Member] | Decommissioning Liabilities [Member]
Income tax [Line Items]
Beginning balance	0
Recognized in Profit or Loss	60
Recognized in Other Comprehensive Income	0
Effect of Deconsolidation of Subsidiaries (Note 15)	0
Ending balance	60	0
Deferred tax asset [Member] | Estimated warranty liabilities [Member]
Income tax [Line Items]
Beginning balance	56	48	47
Recognized in Profit or Loss	(5)	8	1
Recognized in Other Comprehensive Income	0	0	0
Effect of Deconsolidation of Subsidiaries (Note 15)	0
Ending balance	51	56	48
Deferred tax asset [Member] | Valuation Loss on Onerous Contracts [Member]
Income tax [Line Items]
Beginning balance	45	37	18
Recognized in Profit or Loss	3	8	19
Recognized in Other Comprehensive Income	0	0	0
Effect of Deconsolidation of Subsidiaries (Note 15)	0
Ending balance	48	45	37
Deferred tax asset [Member] | Seniority bonus [Member]
Income tax [Line Items]
Beginning balance	75	69	5
Recognized in Profit or Loss	(32)	6	64
Recognized in Other Comprehensive Income	0	0	0
Effect of Deconsolidation of Subsidiaries (Note 15)	0
Ending balance	43	75	69
Deferred tax asset [Member] | Unrealized foreign exchange loss gain, net [Member]
Income tax [Line Items]
Beginning balance	1	3	58
Recognized in Profit or Loss	19	(2)	(55)
Recognized in Other Comprehensive Income	0	0	0
Effect of Deconsolidation of Subsidiaries (Note 15)	0
Ending balance	20	1	3
Deferred tax asset [Member] | Share of profit or loss of associates and joint ventures accounted for using equity method [Member]
Income tax [Line Items]
Beginning balance	15	8	2
Recognized in Profit or Loss	4	7	6
Recognized in Other Comprehensive Income	0	0	0
Effect of Deconsolidation of Subsidiaries (Note 15)	0
Ending balance	19	15	8
Deferred tax asset [Member] | Accrued Award Credits Liabilities [Member]
Income tax [Line Items]
Beginning balance	15	17	12
Recognized in Profit or Loss	(2)	(2)	5
Recognized in Other Comprehensive Income	0	0	0
Effect of Deconsolidation of Subsidiaries (Note 15)	0
Ending balance	13	15	17
Deferred tax asset [Member] | Deferred revenue [Member]
Income tax [Line Items]
Beginning balance	5	15	30
Recognized in Profit or Loss	(5)	(10)	(15)
Recognized in Other Comprehensive Income	0	0	0
Effect of Deconsolidation of Subsidiaries (Note 15)	0
Ending balance	0	5	15
Deferred tax asset [Member] | Others [Member]
Income tax [Line Items]
Beginning balance	73	25	28
Recognized in Profit or Loss	0	48	(3)
Recognized in Other Comprehensive Income	0	0	0
Effect of Deconsolidation of Subsidiaries (Note 15)	0
Ending balance	73	73	25
Deferred tax asset [Member] | Temporary differences [Member]
Income tax [Line Items]
Beginning balance	1,661	2,030	2,027
Recognized in Profit or Loss		81	34
Recognized in Other Comprehensive Income		(450)	(31)
Ending balance		1,661	2,030
Deferred tax asset [Member] | Unused tax losses [Member]
Income tax [Line Items]
Beginning balance	0	69	170
Recognized in Profit or Loss		(69)	(101)
Recognized in Other Comprehensive Income		0	0
Ending balance		0	69
Deferred Tax Liability
Income tax [Line Items]
Beginning balance	(2,658)	(2,461)	(2,301)
Recognized in Profit or Loss	(170)	(196)	(160)
Recognized in Other Comprehensive Income	(1)	(1)	0
Effect of Deconsolidation of Subsidiaries (Note 15)	0
Ending balance	(2,829)	(2,658)	(2,461)
Deferred Tax Liability | Defined benefit pension plans [Member]
Income tax [Line Items]
Beginning balance	(2,403)	(2,260)	(2,114)
Recognized in Profit or Loss	(147)	(142)	(146)
Recognized in Other Comprehensive Income	(1)	(1)	0
Effect of Deconsolidation of Subsidiaries (Note 15)	0
Ending balance	(2,551)	(2,403)	(2,260)
Deferred Tax Liability | Unrealized foreign exchange loss gain, net [Member]
Income tax [Line Items]
Beginning balance	(6)	(12)	(1)
Recognized in Profit or Loss	3	6	(11)
Recognized in Other Comprehensive Income	0	0	0
Effect of Deconsolidation of Subsidiaries (Note 15)	0
Ending balance	(3)	(6)	(12)
Deferred Tax Liability | Others [Member]
Income tax [Line Items]
Beginning balance	(27)	(10)	(1)
Recognized in Profit or Loss	(17)	(17)	(9)
Recognized in Other Comprehensive Income	0	0	0
Effect of Deconsolidation of Subsidiaries (Note 15)	0
Ending balance	(44)	(27)	(10)
Deferred Tax Liability | Land value incremental tax [Member]
Income tax [Line Items]
Beginning balance	(95)	(95)	(95)
Recognized in Profit or Loss	0	0	0
Recognized in Other Comprehensive Income	0	0	0
Effect of Deconsolidation of Subsidiaries (Note 15)	0
Ending balance	(95)	(95)	(95)
Deferred Tax Liability | Deferred revenue for award credits [Member]
Income tax [Line Items]
Beginning balance	(111)	(66)	(70)
Recognized in Profit or Loss	(12)	(45)	4
Recognized in Other Comprehensive Income	0	0	0
Effect of Deconsolidation of Subsidiaries (Note 15)	0
Ending balance	(123)	(111)	(66)
Deferred Tax Liability | Intangible assets [member]
Income tax [Line Items]
Beginning balance	(16)	(18)	(20)
Recognized in Profit or Loss	3	2	2
Recognized in Other Comprehensive Income	0	0	0
Effect of Deconsolidation of Subsidiaries (Note 15)	0
Ending balance	(13)	(16)	(18)
Deferred Tax Liability | Valuation gain on financial assets, net [member]
Income tax [Line Items]
Beginning balance	0	0
Recognized in Profit or Loss	0	0
Recognized in Other Comprehensive Income	0	0
Effect of Deconsolidation of Subsidiaries (Note 15)	0
Ending balance	$ 0	$ 0	$ 0